OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
SCHEDULE OF OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income (loss) during the years ended March 31, 2026, 2025 and 2024 consists of the following:

	Thousands of Yen
	For the Fiscal Years Ended March 31,
	2026	2025	2024
Foreign currency translation adjustment:
Income (losses) during the year	¥6,295	¥7,656	¥(7,273)
Income (losses) before tax effect	6,295	7,656	(7,273)
Income (losses) after tax effect	¥6,295	¥7,656	¥(7,273)

Total
Income (losses) during the year	¥6,295	¥7,656	¥(7,273)
Income (losses) before tax effect	6,295	7,656	(7,273)
Income (losses) after tax effect	¥6,295	¥7,656	¥(7,273)